CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A	Series A-1	Series B Preferred Stock Preferred Stock
Beginning balance (in shares) at Dec. 31, 2018					3,379,400	0
Beginning balance at Dec. 31, 2018					$ 7,789	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A-1 redeemable convertible preferred stock upon exercise of share purchase option (in shares)						1,837,600
Issuance of Series A-1 redeemable convertible preferred stock upon exercise of share purchase option						$ 10,270
Ending balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Ending balance at Dec. 31, 2019					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2018		94,469,400					4,681,400
Beginning balance at Dec. 31, 2018	$ 8,406	$ 0	$ 3,043	$ (18,637)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)		123,300
Issuance of common stock upon exercise of stock options	97		97
Stock-based compensation expense	504		504
Net (loss) income	(10,166)			(10,166)
Ending balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400
Ending balance at Dec. 31, 2019	(1,159)	$ 0	3,644	(28,803)			$ 24,000
Ending balance (in shares) at Mar. 31, 2020					3,379,400	1,837,600
Ending balance at Mar. 31, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	205		205
Net (loss) income	(1,931)			(1,931)
Ending balance (in shares) at Mar. 31, 2020		94,592,700					4,681,400
Ending balance at Mar. 31, 2020	(2,885)	$ 0	3,849	(30,734)			$ 24,000
Beginning balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Beginning balance at Dec. 31, 2019					$ 7,789	$ 10,270
Ending balance (in shares) at Sep. 30, 2020					3,379,400	1,837,600
Ending balance at Sep. 30, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400
Beginning balance at Dec. 31, 2019	(1,159)	$ 0	3,644	(28,803)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(5,075)
Ending balance (in shares) at Sep. 30, 2020		94,592,700					4,681,400
Ending balance at Sep. 30, 2020	(5,562)	$ 0	4,316	(33,878)			$ 24,000
Beginning balance (in shares) at Dec. 31, 2019					3,379,400	1,837,600
Beginning balance at Dec. 31, 2019					$ 7,789	$ 10,270
Ending balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Ending balance at Dec. 31, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Dec. 31, 2019		94,592,700					4,681,400
Beginning balance at Dec. 31, 2019	$ (1,159)	$ 0	3,644	(28,803)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	457,341	457,341
Issuance of common stock upon exercise of stock options	$ 252		252
Stock-based compensation expense	1,079		1,079
Net (loss) income	(7,012)			(7,012)
Ending balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400
Ending balance at Dec. 31, 2020	(6,840)	$ 0	4,975	(35,815)			$ 24,000
Beginning balance (in shares) at Mar. 31, 2020					3,379,400	1,837,600
Beginning balance at Mar. 31, 2020					$ 7,789	$ 10,270
Ending balance (in shares) at Jun. 30, 2020					3,379,400	1,837,600
Ending balance at Jun. 30, 2020					$ 7,789	$ 10,270
Beginning balance (in shares) at Mar. 31, 2020		94,592,700					4,681,400
Beginning balance at Mar. 31, 2020	(2,885)	$ 0	3,849	(30,734)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	209		209
Net (loss) income	(2,108)			(2,108)
Ending balance (in shares) at Jun. 30, 2020		94,592,700					4,681,400
Ending balance at Jun. 30, 2020	(4,784)	$ 0	4,058	(32,842)			$ 24,000
Ending balance (in shares) at Sep. 30, 2020					3,379,400	1,837,600
Ending balance at Sep. 30, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	258		258
Net (loss) income	(1,036)			(1,036)
Ending balance (in shares) at Sep. 30, 2020		94,592,700					4,681,400
Ending balance at Sep. 30, 2020	(5,562)	$ 0	4,316	(33,878)			$ 24,000
Beginning balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Beginning balance at Dec. 31, 2020					$ 7,789	$ 10,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A-1 redeemable convertible preferred stock upon exercise of share purchase option (in shares)					3,379,400	1,837,600
Issuance of Series A-1 redeemable convertible preferred stock upon exercise of share purchase option					$ 7,789	$ 10,270
Ending balance (in shares) at Mar. 31, 2021					0	0
Ending balance at Mar. 31, 2021					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400
Beginning balance at Dec. 31, 2020	(6,840)	$ 0	4,975	(35,815)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	7		7
Stock-based compensation expense	593		593
Net (loss) income	1,471			1,471
Ending balance (in shares) at Mar. 31, 2021		0					0
Ending balance at Mar. 31, 2021	139,911	$ 0	174,254	(34,344)			$ 0
Beginning balance (in shares) at Dec. 31, 2020					3,379,400	1,837,600
Beginning balance at Dec. 31, 2020					$ 7,789	$ 10,270
Ending balance (in shares) at Sep. 30, 2021					0	0
Ending balance at Sep. 30, 2021					$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2020		95,050,041					4,681,400
Beginning balance at Dec. 31, 2020	$ (6,840)	$ 0	4,975	(35,815)			$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	577,153
Net (loss) income	$ 577
Ending balance (in shares) at Sep. 30, 2021		0					0
Ending balance at Sep. 30, 2021	150,055	$ 0	185,292	(35,238)			$ 0
Beginning balance (in shares) at Mar. 31, 2021					0	0
Beginning balance at Mar. 31, 2021					$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2021					0	0
Ending balance at Jun. 30, 2021					$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2021		0					0
Beginning balance at Mar. 31, 2021	139,911	$ 0	174,254	(34,344)			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	19		19
Stock-based compensation expense	569		569
Net (loss) income	(279)
Ending balance (in shares) at Jun. 30, 2021		0					0
Ending balance at Jun. 30, 2021	149,465	$ 0	184,087	(34,623)			$ 0
Ending balance (in shares) at Sep. 30, 2021					0	0
Ending balance at Sep. 30, 2021					$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	578		578
Stock-based compensation expense	627		627
Net (loss) income	(615)			(615)
Ending balance (in shares) at Sep. 30, 2021		0					0
Ending balance at Sep. 30, 2021	$ 150,055	$ 0	$ 185,292	$ (35,238)			$ 0